Stock-Based Compensation and Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Long-term incentive plan awards granted

2009 Incentive Plan			1997 Incentive Plan
Fiscal Year	RSUs awarded	PSUs Awarded	Fiscal Year	RSUs awarded	PSUs Awarded
2010	140,050	159,250	2009	126,050	152,000
2011 (a)	524,550	291,600

Stock option rollforward

	Year Ended December 31, 2011
			Weighted
			Average
		Weighted	Remaining
		Average	Contractual	Aggregate
	Shares	Exercise Price	Term (in Years)	Intrinsic Value
Outstanding at beginning of year	1,699,701	$28.57
Exercised	(449,660)	27.71
Forfeited / Expired	(42,000)	32.85
Outstanding at end of year	1,208,041	$28.73	3.29	$14,582,357
Vested and expected to vest at end of year	1,194,123	$28.81	3.29	$14,484,260
Exercisable at end of year	959,779	$28.36	2.95	$12,073,268

	Years Ended December 31,
	2010			2009
			Weighted			Weighted
			Average			Average
			Remaining			Remaining
		Weighted	Contractual		Weighted	Contractual
		Average	Term		Average	Term
	Shares	Exercise Price	(in Years)	Shares	Exercise Price	(in Years)
Outstanding at beginning of year	2,255,604	$27.55		2,543,239	$27.16
Exercised	(399,507)	22.26		(201,701)	22.29
Forfeited / Expired	(156,396)	30.24		(85,934)	28.46
Outstanding at end of year	1,699,701	$28.57	4.26	2,255,604	$27.55	4.80
Exercisable at end of year	1,231,683	$27.86		2,220,902	$27.50

Restricted Stock, RSU and PSU rollforward

	Restricted Stock and RSU Awards		PSU Awards
		Weighted Average		Weighted Average
		Grant Date		Grant Date
	Shares	Fair Value	Shares	Fair Value
Nonvested at January 1, 2009	454,452	$30.50	90,469	$37.88
Granted	159,362	23.97	152,000	30.42
Vested (a)	(194,741)	29.77	-	-
Forfeited	(37,195)	23.00	(20,625)	32.33
Adjustment (b)	-	-	(51,469)	26.50
Nonvested at December 31, 2009	381,878	28.87	170,375	32.33
Granted	156,682	28.34	159,250	36.16
Vested (a)	(175,225)	28.58	-	-
Forfeited	(99,515)	29.75	(65,725)	36.26
Adjustment (b)	-	-	(19,906)	28.49
Nonvested at December 31, 2010	263,820	28.42	243,994	36.18
Granted	541,890	34.65	291,600	46.66
Vested (a)	(162,437)	30.48	(48,925)	39.78
Forfeited	(18,480)	29.32	(14,055)	42.14
Adjustment (b)	-	-	200,814	22.65
Nonvested at December 31, 2011	624,793	$33.26	673,428	$36.30

Schedule of Earnings Per Share Reconciliation [Table Text Block]

	Three Months Ended March 31,
	2012	2011
Net income attributable to W. P. Carey members	$12,290	$23,343
Allocation of distribution equivalents paid on unvested restricted stock units in excess of net income	(191)	(234)
Net income – basic	12,099	23,109
Income effect of dilutive securities, net of taxes	(24)	335
Net income – diluted	$12,075	$23,444

Weighted average shares outstanding – basic	40,037,496	39,738,207
Effect of dilutive securities	450,156	504,499
Weighted average shares outstanding – diluted	40,487,652	40,242,706

	Years Ended December 31,
	2011	2010	2009
Net income attributable to W. P. Carey members	$139,079	$73,972	$69,023
Allocation of earnings to participating unvested RSUs	(2,130)	(440)	(1,127)
Net income – basic	136,949	73,532	67,896
Income effect of dilutive securities, net of taxes	-	724	1,250
Net income – diluted	$136,949	$74,256	$69,146

Weighted average shares outstanding – basic	39,819,475	39,514,746	39,019,709
Effect of dilutive securities	278,620	493,148	693,026
Weighted average shares outstanding – diluted	40,098,095	40,007,894	39,712,735